Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-39102
Entity Registrant Name	TFF PHARMACEUTICALS, INC.
Entity Central Index Key	0001733413
Entity Tax Identification Number	82-4344737
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3801 S. Capital of Texas Hwy
Entity Address, Address Line Two	Suite 330
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(737)
Local Phone Number	802-1973
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock: Par value $.001
Trading Symbol	TFFP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false